Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Operating Revenues	R$ 117,079	R$ 104,200	R$ 111,523
Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income	117,523	110,324	122,703
Interest, similar income and dividend of financial assets at fair value through profit or loss	22,760	22,853	22,938
Interest and similar expenses	(75,958)	(70,612)	(78,330)
Adjustments to Fair Value of Financial Assets and Liabilities	4,098	(4,834)	4,181
Foreign exchange results and exchange variations in foreign transactions	927	2,974	(250)
Revenues from banking services	39,032	36,809	34,448
Income from insurance and private pension operations before claim and selling expenses	4,553	3,961	4,699
Revenues from insurance premiuns and private pensions	19,624	24,097	26,876
Change in provision for insurance and private pension	(15,071)	(20,136)	(22,177)
Other income	4,144	2,725	1,134
Expected Loss from Financial Assets and Claims	(18,567)	(10,182)	(20,966)
Expected Loss with Loan Operations and Lease Operations	(18,298)	(10,587)	(18,381)
Expected Loss with Other Financial Assets (Net)	1,026	1,633	(1,393)
(Expenses) Recovery of claims	(1,295)	(1,228)	(1,192)
Operating Revenues Net of Expected Losses from Financial Assets and Claims	98,512	94,018	90,557
Other operating income (expenses)	(67,269)	(63,410)	(59,975)
General and administrative expenses	(61,012)	(57,538)	(53,494)
Tax expenses	(7,572)	(6,619)	(7,031)
Share of profit or (loss) in associates and joint ventures	1,315	747	550
Net income before income tax and social contribution	31,243	30,608	30,582
Current income tax and social contribution	(9,092)	(2,564)	(4,539)
Deferred income tax and social contribution	5,662	(2,405)	(2,818)
Net income	27,813	25,639	23,225
Net income attributable to owners of the parent company	27,113	24,907	23,193
Net income attributable to non-controlling interests	R$ 700	R$ 732	R$ 32
Weighted average number of shares outstanding - diluted	4,781,855,588	4,759,872,085	4,734,030,111
Ordinary shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 13,802	R$ 12,708	R$ 11,938
Earnings per share - basic	R$ 2.78	R$ 2.56	R$ 2.38
Earnings per share - diluted	R$ 2.77	R$ 2.55	R$ 2.36
Weighted average number of shares outstanding - basic	4,958,290,359	4,958,290,359	5,021,834,934
Weighted average number of shares outstanding - diluted	4,958,290,359	4,958,290,359	5,021,834,934
Preference shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 13,311	R$ 12,199	R$ 11,255
Earnings per share - basic	R$ 2.78	R$ 2.56	R$ 2.38
Earnings per share - diluted	R$ 2.77	R$ 2.55	R$ 2.36
Weighted average number of shares outstanding - basic	4,781,855,588	4,759,872,085	4,734,030,111
Weighted average number of shares outstanding - diluted	4,826,925,107	4,815,473,777	4,796,645,028